Future Policy Benefits and Other Policyholder Liabilities - Successor	12 Months Ended
Dec. 31, 2015
Future Policy Benefits and Other Policyholder Liabilities - Successor

8.	Future Policy Benefits and Other Policyholder Liabilities — Successor

Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2015 and 2014, future policy benefits and other policyholder liabilities consisted of the following:

($ in thousands)	December 31, 2015	December 31, 2014
Traditional life insurance	$1,567,388	$1,492,438
Immediate fixed annuities	584,948	635,858
Accident and health insurance	1,580,809	1,462,110
Equity indexed annuities	38,739	39,174
Other	985,757	899,369

Total	$4,757,641	$4,528,949

Future policy benefits are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of present values range from 2.5% to 6.0% for setting reserves.